Correction of Immaterial Errors	12 Months Ended
Dec. 31, 2023
Correction of Immaterial Errors [Abstract]
Correction of immaterial errors

Note 27. Correction of immaterial errors

Subsequent to the initial issuance of the consolidated financial statements for the year ended December 31, 2023, the Company identified that certain activities were misclassified within cash flows from operating activities in the consolidated statements of cash flows for the year ended December 31, 2023. Specifically, the Company improperly classified activity between lines relating to tax and fee liability, income taxes paid, taxes on provisions, and loss before income tax for the year ended December 31, 2023.

The Company has evaluated the effect of the incorrect presentation, both qualitatively and quantitatively, and concluded that it did not have a material impact individually or in the aggregate, as evaluated under the Securities and Exchange Commission Staff Bulletin No. 99, Materiality and IAS 8, Accounting Policies, Changes in Accounting Estimates and Error on the previously filed annual consolidated financial statements.

The following are selected line items from the aforementioned Consolidated Statement of Cash Flows illustrating the effect of the error corrections thereon:

Consolidated Statement of Cash Flows:

	For the year ended December 31, 2023
	As previously reported	Adjustments	As adjusted
Loss before income tax	(247,862)	3,558	(244,304)
Taxes on provisions	(12,389)	12,389	-
Taxes and fees	(767)	3,301	2,534
Income taxes paid	9,624	(19,248)	(9,624)

Additionally, the Company identified a typographical error in Note 17 regarding the subscribed and paid-in-capital balance. The balance was previously reported as 430,268 and was adjusted to be 260,685. There was no impact to any other financial statements for the periods presented or prior year financial information.